Expense Example - FidelityLimitedTermGovernmentFund-PRO - FidelityLimitedTermGovernmentFund-PRO - Fidelity Limited Term Government Fund - Fidelity Limited Term Government Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381